Long-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Long-term debt
Long-term debt
end of	2Q21	1Q21	4Q20
Long-term debt (CHF million)
Senior	143,874	141,689	133,056
Subordinated	25,034	27,196	26,285
Non-recourse liabilities from consolidated VIEs	1,319	1,568	1,746
Long-term debt	170,227	170,453	161,087
of which reported at fair value	69,436	72,312	70,976
of which structured notes	45,030	48,210	47,039

Schedule of Structured notes
Structured notes by product
end of	2Q21	1Q21	4Q20
Structured notes by product (CHF million)
Equity	29,473	32,230	29,907
Fixed income	12,465	12,705	13,882
Credit	2,700	2,882	2,881
Other	392	393	369
Total structured notes	45,030	48,210	47,039

Bank
Long-term debt
Long-term debt
end of	6M21	2020
Long-term debt (CHF million)
Senior	96,726	94,768
Subordinated	66,247	63,765
Non-recourse liabilities from consolidated VIEs	1,319	1,746
Long-term debt	164,292	160,279
of which reported at fair value	68,486	70,243
of which structured notes	45,030	47,039

Schedule of Structured notes
Structured notes by product
end of	6M21	2020
Structured notes by product (CHF million)
Equity	29,473	29,907
Fixed income	12,465	13,882
Credit	2,700	2,881
Other	392	369
Total structured notes	45,030	47,039